111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

August 22, 2016

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on behalf of MFS® Blended Research® Mid Cap Equity Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 122 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on August 16, 2016.

Please call the undersigned at (617) 954-4340 or Amy Nightengale at (617) 954-5169 with any questions you may have.

Very truly yours,

SUSAN A PEREIRA
Susan A Pereira
Vice President and Senior Counsel

SAP/bjn